Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to extend credit:
Lines of credit and construction loans	$9,378	$118,182	$6,913	$111,710
Overdraft protection	51	19,726	1,320	17,828
Letters of credit	294	396	200	424

	$9,723	$138,304	$8,433	$129,962